Notes on the consolidated statements of operations (Details 16)	Dec. 31, 2017 EUR (€) Share	Dec. 31, 2016 EUR (€) Share	Dec. 31, 2015 EUR (€) Share	Dec. 31, 2014 Share
Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options	6,166	5,454	3,507	1,170
Not defined (grant in 2013)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options		1,170
Not defined (grant in 2013) | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 1	€ 1	€ 1
Number of Options	1,170	1,170
September - October 2025, One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options		880
September - October 2025, One | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 917	€ 917	917
Number of Options	825	880
September - October 2025, Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options		880
September - October 2025, Two | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 1,376	€ 1,376	1,376
Number of Options	825	880
September - October 2025, Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options		577
September - October 2025, Three | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 1,835	€ 1,835	€ 1,835
Number of Options	550	577
January - July 2026, One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options		550
January - July 2026, One | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 917	€ 917
Number of Options	550
January - July 2026, Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options		487
January - July 2026, Two | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 1,091	€ 1,091
Number of Options	404
May 2026, One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options		550
May 2026, One | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 1,376	€ 1,376
Number of Options	550
May 2026, Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options		360
May 2026, Two | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 1,835	€ 1,835
Number of Options	360
January - April 2027 | Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 1,091	€ 0
Number of Options	932	0